UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 52.6%

Agency Mortgage-Backed Obligations — 18.2%
FHLMC ARM (A)
3.335%, 03/01/36	$6,172	$6,520
2.500%, 06/01/35	5,536	5,806
2.185%, 10/01/35	2,590	2,707
FHLMC REMIC, Ser 2007-3335, Cl BF
0.357%, 07/15/19 (A)	2,714	2,705
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/40	7,323	7,992
FNMA
6.000%, 07/01/37	3,257	3,626
FNMA ARM (A)
2.935%, 09/01/34	1,987	2,096
2.932%, 10/01/33	1,550	1,641
2.894%, 10/01/33	1,257	1,323
2.890%, 10/01/33	1,111	1,172
2.719%, 07/01/36	5,792	6,107
2.680%, 10/01/35	4,583	4,824
2.675%, 05/01/34	1,278	1,335
2.616%, 04/01/34	3,050	3,208
2.592%, 08/01/34	3,797	3,981
2.460%, 05/01/35	7,516	7,914
2.415%, 10/01/33	2,002	2,089
2.403%, 10/01/24	1,088	1,148
2.386%, 04/01/33	863	906
2.378%, 06/01/35	1,648	1,736
2.375%, 01/01/34	1,737	1,825
2.192%, 06/01/35	1,113	1,155
2.185%, 09/01/33	2,434	2,532
2.038%, 07/01/34	1,499	1,569
2.022%, 07/01/34	3,202	3,352
1.949%, 03/01/35	4,065	4,225
1.929%, 02/01/35	3,530	3,631
FNMA CMO, Ser 2007-76, Cl PD
6.000%, 03/25/36	6,150	6,819
FNMA CMO, Ser 2011-63, Cl FG
0.637%, 07/25/41(A)	9,554	9,562
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/26	12,000	12,307
FNMA Interest STRIPS CMO, Ser 2011-406, IO
4.000%, 01/25/41(A)	4,106	662
GNMA ARM (A)
2.009%, 12/20/60	3,948	4,146
1.680%, 09/20/60 to 11/20/60	5,211	5,310
1.408%, 11/20/60	4,144	4,182
1.317%, 12/20/60	4,452	4,538
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/33	1,760	1,822
GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/27	6,656	6,721
GNMA CMO, Ser 2011-69, IO
5.000%, 03/20/36	2,886	366

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.635%, 10/07/20 (A)	$4,743	$4,756
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.581%, 05/07/20 (A)	4,477	4,477

		152,793

Non-Agency Mortgage-Backed Obligations — 34.4%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (B)	330	122
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.807%, 06/25/35 (A)	1,422	1,014
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/35	5,198	5,162
Banc of America Commercial Mortgage, Ser 2005-2, IO, CL XP
0.282%, 07/10/43 (A)	46,513	137
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	568	567
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	3,701	3,698
Banc of America Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	4,897	4,930
Banc of America Commercial Mortgage, Ser 2007-2, Cl A4
5.646%, 04/10/49 (A)	900	950
Banc of America Funding, Ser 2004-C, Cl 2A2
3.004%, 12/20/34 (A)	1,667	1,385
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.334%, 01/26/37 (A) (B)	4,020	3,798
Banc of America Funding, Ser 2010-R11A, Cl 4A6
5.140%, 11/26/36 (A) (B)	7,943	7,569
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.169%, 12/28/37 (A)	3,778	108
BCAP LLC Trust, Ser 2009-RR2, Cl A1
5.189%, 01/21/38 (A) (B)	3,026	3,057
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	2,990	3,011
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2, IO
1.016%, 02/11/41 (A) (B)	71,436	381

1	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Cl A4
4.320%, 02/13/46	$804	$803
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/42	6,324	6,317
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.715%, 06/11/40 (A)	3,000	3,240
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl A1
5.422%, 09/11/42	641	642
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
5.976%, 09/11/42 (A) (B)	548	247
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.976%, 09/11/42 (A) (B)	955	258
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.518%, 12/25/36 (A)	95	16
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.757%, 02/25/37 (A)	4,194	3,934
Citicorp Mortgage Securities, Ser 2004-5, Cl 1A29
4.750%, 08/25/34	302	301
Citicorp Mortgage Securities, Ser 2004-8, Cl 3A1
5.250%, 10/25/34	1,912	1,924
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/20	1,106	1,123
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/37	1,708	1,645
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
5.556%, 11/25/38 (A) (B)	6,060	6,091
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	1,990	2,067
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl XP, IO
0.772%, 10/15/37 (A) (B)	111,076	163
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.815%, 12/10/49 (A)	1,590	1,740
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/18	3,558	3,594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.283%, 12/20/46 (A)	$221	$216
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	380	385
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-14, Cl A16
5.500%, 06/25/33	453	453
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.618%, 08/25/33 (A)	805	768
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	562	565
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	3,094	3,150
Countrywide Home Loan Mortgage Pass-Though Trust, Ser 2005-5, Cl A6
5.500%, 03/25/35	1,103	1,103
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl B1
5.500%, 12/25/35	287	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	3,724	102
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.479%, 02/20/36 (A)	305	26
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-17, Cl M
5.724%, 10/25/37 (A)	2,284	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008-2R, Cl A1
6.000%, 12/25/36	1,267	1,215
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
3.077%, 11/25/32 (A)	1,090	1,054
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	2,031	2,046
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.820%, 06/15/38 (A)	112	122

2	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2007-C3, Cl A4
5.702%, 06/15/39 (A)	$160	$167
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Cl A4
5.695%, 09/15/40 (A)	2,000	2,111
Credit Suisse Mortgage Capital Certificates, Ser 2010-RR1, Cl 2B
5.695%, 09/15/40 (A) (B)	140	126
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/36 (B)	2,936	3,053
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/44 (A) (B)	44,653	3,456
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.437%, 06/28/47 (A) (B)	2,690	2,687
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	3,851	4,033
Extended Stay America Trust, Ser 2010-ESHA, Cl XA1, IO
3.128%, 01/05/13 (A) (B)	96,149	3,757
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.737%, 02/25/48 (A) (B)	12,212	12,225
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.687%, 11/29/37 (A) (B)	2,881	2,859
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 2A
2.570%, 07/29/47 (B)	1,564	1,525
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.374%, 05/25/35 (A)	614	464
First Horizon Asset Securities, Ser 2003-8, Cl 1A3
5.000%, 10/25/33	4,513	4,575
First Horizon Asset Securities, Ser 2006-2, Cl 1A3
6.000%, 08/25/36	1,011	972
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	916	915
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	4,582	4,596
GMAC Mortgage Loan Trust, Ser 2004-J3, Cl A1
5.250%, 07/25/34	255	255
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	1,800	1,894
GS Mortgage Securities, Ser 2007-GG10, Cl A4
5.998%, 08/10/45 (A)	1,020	1,077

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/43 (A) (B)	$62,147	$1,846
GS Mortgage Securities II, Ser 2011-ALF, Cl XA1, IO
3.566%, 02/10/21 (A) (B)	18,992	1,225
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.345%, 03/10/44 (A) (B)	48,498	2,889
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.618%, 10/25/32 (A)	669	631
GSR Mortgage Loan Trust, Ser 2005-3F, Cl 1A2
5.500%, 03/25/35	1,203	1,211
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.041%, 01/25/35 (A)	994	843
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.858%, 04/25/35 (A)	1,466	1,056
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.559%, 11/19/34 (A)	221	137
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
1.963%, 06/20/35 (A) (B)	1,087	44
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.538%, 07/25/35 (A)	1,723	1,270
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.818%, 03/25/35 (A)	764	678
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A2
4.223%, 01/15/42	337	337
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3A1
4.824%, 09/12/37	439	440
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.298%, 09/12/37 (A)	1,012	1,032
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2
4.625%, 03/15/46	3,184	3,221
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A3A1
4.871%, 10/15/42	2,000	1,996
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A2
5.198%, 12/15/44	8,881	8,900
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A2
5.866%, 04/15/45 (A)	743	742

3	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.070%, 08/05/32 (A) (B)	$15,337	$1,985
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.550%, 02/16/46 (A) (B)	41,254	2,912
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.255%, 12/25/34 (A)	1,462	1,425
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/34	3,453	3,519
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (A)	847	847
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	6,440	6,489
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	2,962
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.770%, 11/21/34 (A)	4,411	4,342
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	1,254	1,269
Master Asset Securitization Trust, Ser 2004-4, Cl 2A4
5.250%, 02/25/15	1,155	1,153
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/35	7,836	7,831
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.622%, 02/25/35 (A)	1,958	1,858
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.660%, 07/25/35 (A)	1,525	919
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
2.622%, 06/25/35 (A)	813	773
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A3
5.289%, 01/12/44 (A)	4,880	4,962
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/47	3,839	3,977
Morgan Stanley Capital I, Ser 2007-IQ13, Cl A4
5.364%, 03/15/44	1,000	1,059
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.456%, 01/11/43	670	771
Morgan Stanley Capital I, Ser IQ11, Cl A3
5.862%, 10/15/42 (A)	1,588	1,636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser IQ14, Cl A4
5.692%, 04/15/49 (A)	$1,700	$1,766
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.878%, 11/25/34 (A)	2,269	1,896
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4B
5.800%, 08/12/45 (A) (B)	100	95
Morgan Stanley Reremic Trust, Ser 2010-GG10, Cl A4B
5.800%, 08/15/45 (A) (B)	690	655
NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.535%, 12/07/20 (A)	1,667	1,669
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.761%, 12/08/20 (A)	9,429	9,503
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/38 (A)	4,334	3,617
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.718%, 03/25/33 (A)	205	204
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.861%, 08/25/22 (A)	2,491	2,199
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/33	524	541
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	849	856
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/19	4,283	4,343
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	430	55
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/33	1,161	1,251
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	3,127	3,123
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.614%, 04/25/35 (A)	3,315	2,398
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	2,781	2,781
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22 Cl A3
5.289%, 12/15/44 (A)	5,520	5,590

4	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A2
5.684%, 05/15/43 (A)	$350	$349
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.702%, 05/15/43 (A)	1,700	1,723
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/43	1,700	1,770
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.453%, 08/25/33 (A)	109	103
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.707%, 10/25/33 (A)	228	214
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.609%, 04/25/47 (A)	7,254	3,978
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-RS2, Cl A1
5.000%, 11/25/33	4,450	4,554
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	754	757
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
2.755%, 09/25/35 (A)	2,734	2,614
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-12, Cl A1
4.750%, 11/25/18	1,239	1,276
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-N, Cl 1A1
4.560%, 12/25/33 (A)	239	232
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 2A12
4.710%, 07/25/34 (A)	176	179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-6, Cl A13
0.668%, 06/25/34 (A)	491	485
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.883%, 05/25/34 (A)	1,371	1,362
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A7
4.764%, 07/25/34 (A)	3,155	3,139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.863%, 08/25/34 (A)	$6,757	$6,865
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.758%, 10/25/35 (A)	2,651	2,448
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (A)	168	160
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-3, Cl A11
5.500%, 03/25/36	1,319	1,291
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-16, Cl A13
5.000%, 11/25/36	475	476
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-7, Cl A38
6.000%, 06/25/37	287	268
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.367%, 02/15/44 (A) (B)	31,984	1,834

		289,752

Total Mortgage-Backed Securities (Cost $461,576) ($ Thousands)		442,545

ASSET-BACKED SECURITIES — 32.3%

Automotive — 4.9%
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	1,128	1,130
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	5,000	5,020
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	5,284	5,286
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	2,764	2,777
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	2,678	2,693
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.357%, 09/15/14 (A) (B)	5,855	5,902
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (B)	499	499
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	3,039	3,059

5	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.357%, 01/15/15 (A) (B)	$11,045	$11,176
Wheels SPV LLC, Ser 2009-1, Cl A
1.757%, 03/15/18 (A) (B)	3,878	3,896

		41,438

Credit Cards — 0.5%
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.757%, 01/15/17 (A)	4,000	4,020

Mortgage Related Securities — 8.5%
ACE Securities, Ser 2005-HE2, Cl M3
0.698%, 04/25/35 (A)	2,235	1,926
Aegis Asset-Backed Securities
Trust, Ser 2005-2, Cl M1
0.638%, 06/25/35 (A)	450	371
Argent Securities, Ser 2005-W2, Cl A2B1
0.418%, 10/25/35 (A)	1,371	1,234
Argent Securities, Ser 2006-W2, Cl A2B
0.408%, 03/25/36 (A)	1,692	472
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
0.968%, 03/25/34 (A)	326	188
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.378%, 11/25/36 (A)	1,067	457
Asset-Backed Securities Home Equity, Ser 2005-HE2, Cl M1
0.893%, 02/25/35 (A)	289	257
Asset-Backed Securities Home Equity, Ser 2005-HE5, Cl M1
0.648%, 06/25/35 (A)	2,553	2,487
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M3
0.748%, 07/25/35 (A)	443	287
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.388%, 03/25/36 (A)	3,060	2,097
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.571%, 06/28/44 (A)	1,862	1,750
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37 (C)	1,253	1,257
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE5, Cl M1
0.668%, 06/25/35 (A)	1,909	1,806
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/34	97	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2007-WFH1
0.287%, 01/25/37 (A)	$1,660	$1,608
Citicorp Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/37 (B) (C)	6,828	6,862
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/35 (C)	963	942
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	1,544	1,509
GSAA Trust, Ser 2005-1, Cl AF2
4.316%, 11/25/34 (A)	600	600
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (C)	11,704	1,709
HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.463%, 11/20/36 (A)	3,000	2,222
Indymac Residential Asset-Backed Trust, Ser 2005-A, Cl M1
0.688%, 03/25/35 (A)	4,000	3,831
IXIS Real Estate Capital Trust, Ser 2005-HE2, Cl M2
0.893%, 09/25/35 (A)	1,989	1,953
Master Asset-Backed Securities Trust, Ser 2003-OPT1, Cl M2
2.993%, 12/25/32 (A)	547	491
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.268%, 08/25/33 (A)	303	290
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/35 (C)	9,679	9,704
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.448%, 02/25/36 (A)	1,667	1,360
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.368%, 08/25/36 (A)	4,172	1,324
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.558%, 09/25/35 (A)	3,881	3,586
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.638%, 03/25/35 (A)	589	483
Morgan Stanley ABS Capital I, Ser 2005-WMC3, Cl M3
0.688%, 03/25/35 (A)	467	386
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.378%, 04/25/36 (A)	3,583	2,195
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.318%, 10/25/36 (A)	5,637	3,523

6	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.643%, 02/25/33 (A)	$142	$97
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.218%, 04/25/33 (A)	102	55
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV1
0.278%, 06/25/37 (A)	332	328
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.258%, 07/25/36 (A)	162	154
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.428%, 12/25/35 (A)	2,582	2,062
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.318%, 02/25/37 (A)	958	506
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.538%, 01/25/36 (A)	2,800	1,876
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.536%, 12/25/33 (C)	1,416	1,423
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.338%, 01/25/37 (A)	5,163	4,952
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI5
4.890%, 05/25/34 (A)	1,074	1,075

		71,798

Non-Agency Mortgage-Backed Obligations — 3.7%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.574%, 11/25/34 (A)	1,263	1,163
Cendant Mortgage, Ser 2003-2P, Cl A5
5.489%, 02/25/33 (A) (B)	10,226	10,407
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.897%, 02/25/37 (A)	726	681
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	3,945	3,876
GS Mortgage Securities II, Ser 2011-ALF, Cl C
3.563%, 02/10/21 (B)	2,250	2,233
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 6A1
5.250%, 07/25/35 (A)	1,424	1,380
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.808%, 08/12/41 (A)	3,524	3,746
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/45	450	451

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/19	$938	$972
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
4.598%, 09/25/34 (A)	4,090	3,841
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.079%, 05/25/35 (A)	1,762	1,704

		30,454

Other Asset-Backed Securities — 14.7%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.957%, 01/15/15 (A) (B)	5,000	5,080
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.077%, 01/15/16 (A)	6,500	6,519
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.418%, 05/25/35 (A)	712	689
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35 (C)	2,397	2,392
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.325%, 11/25/35 (C)	7,751	7,747
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.438%, 12/25/35 (A)	5,670	5,198
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.448%, 01/25/36 (A)	906	883
Argent Securities, Ser 2005-W4, Cl A2C
0.518%, 02/25/36 (A)	593	572
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.368%, 08/25/36 (A)	246	244
Bear Stearns Asset-Backed Securities Trust, Ser 2006-SD2, Cl A2
0.418%, 06/25/36 (A)	1,234	1,212
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.538%, 10/25/35 (A)	2,311	2,109
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	1,324	1,337
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A3
5.563%, 09/25/36 (C)	253	252
Citicorp Residential Mortgage Securities, Ser 2006-3, Cl A3
5.610%, 11/25/36 (C)	33	33

7	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.337%, 10/25/36 (A)	$5,632	$5,105
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/33 (A)	6,664	7,105
Conseco Financial, Ser 1996-6, Cl A6
7.950%, 09/15/27	1,657	1,737
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 10/15/27 (A)	981	1,023
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/28	201	222
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.448%, 09/25/34 (A)	67	63
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.688%, 02/25/36 (A)	413	338
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.428%, 08/25/35 (A)	373	371
Countrywide Asset-Backed Certificates, Ser 2007-9, Cl 2A1
0.278%, 06/25/47 (A)	183	179
Crest Ltd., Ser 2002-IGA, Cl A
0.703%, 07/28/17 (A) (B)	198	196
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF5, Cl M1
0.668%, 03/25/35 (A)	695	650
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF10, Cl A4
0.538%, 11/25/35 (A)	1,096	856
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.468%, 06/25/36 (A)	20,000	752
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.338%, 09/25/26 (A)	526	100
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.348%, 12/25/26 (A)	215	33
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.807%, 02/15/16 (A)	5,000	4,981
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.698%, 06/25/35 (A)	561	550
Green Tree Financial, Ser 1996-3, Cl A6
7.850%, 05/15/27 (A)	2,931	3,102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Tree Financial, Ser 1997-2, Cl A6
7.240%, 06/15/28 (A)	$4,111	$4,534
Green Tree Financial, Ser 1997-7, Cl A7
6.960%, 07/15/29 (A)	772	842
Green Tree, Ser 2008-MH1, Cl A1
7.000%, 04/25/38 (A) (B)	3,247	3,306
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/20	3,534	3,593
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.588%, 07/25/45 (A)	519	510
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.598%, 09/25/35 (A)	437	420
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.798%, 11/25/35 (A)	3,503	2,709
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 05/15/14	3,134	3,208
Lehman XS Trust, Ser 2006-20, Cl A1
0.318%, 01/25/37 (A)	68	64
Long Beach Mortgage Loan Trust, Ser 2004-6, Cl A3
1.518%, 11/25/34 (A)	1,220	945
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.918%, 10/25/37 (A)	1,082	1,064
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/37	1,010	1,045
Mid-State Trust, Ser 2010-1, Cl M
5.250%, 12/15/45 (B)	914	945
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.538%, 11/25/35 (A)	5,568	4,599
Morgan Stanley ABS Capital I, Ser 2005-WMC1, Cl M1
0.923%, 01/25/35 (A)	809	803
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.468%, 12/25/35 (A)	5,699	4,600
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (B)	2,985	3,019
Origen Manufactured Housing, Ser 2005-B, Cl A4
5.910%, 01/15/37	708	788
Park Place Securities, Ser 2004-WCW1, Cl M1
0.848%, 09/25/34 (A)	3,537	3,494
Park Place Securities, Ser 2004-WWF1, Cl M2
0.898%, 12/25/34 (A)	298	274

8	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.698%, 08/25/35 (A)	$3,518	$3,187
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
0.378%, 11/25/46 (A)	613	544
RAAC Ser 2005-RP2, Cl A
0.568%, 06/25/35 (A) (B)	878	851
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/32 (C)	1,414	1,373
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.408%, 02/25/36 (A)	1,624	1,183
SACO I, Ser 2005-9, Cl A1
0.718%, 12/25/35 (A)	2,710	923
SACO I, Ser 2005-WM3, Cl A1
0.738%, 09/25/35 (A)	1,404	578
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.698%, 01/25/36 (A)	2,280	2,229
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.508%, 08/25/35 (A)	338	333
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.368%, 12/25/36 (A)	3,200	1,025
Soundview Home Equity Loan Trust, Ser 2005-DO1, Cl M1
0.638%, 05/25/35 (A)	562	558
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.518%, 11/25/35 (A)	1,249	1,143
Specialty Underwriting & Residential Finance, Ser 2005-AB3, Cl A2B
0.468%, 09/25/36 (A)	1,283	1,211
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/35 (C)	1,018	1,005
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.338%, 10/25/36 (A) (B)	23	23
Structured Asset Securities, Ser 2007-BC2, Cl A3
0.348%, 03/25/37 (A)	1,189	934
Symphony CLO, Ser 2007-3A, Cl A1A
0.526%, 05/15/19 (A) (B)	2,500	2,381
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.298%, 01/25/38 (A) (B)	69	58

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Home Equity Trust, Ser 2006-1
0.368%, 05/25/36 (A)	$1,991	$1,942

		123,873

Total Asset-Backed Securities (Cost $317,861) ($ Thousands)		271,583

CORPORATE OBLIGATIONS — 4.2%

Consumer Discretionary — 1.3%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	3,100	4,084
Daimler Finance North America LLC MTN
5.750%, 09/08/11	5,845	5,848
Time Warner
7.570%, 02/01/24	1,000	1,287

		11,219

Consumer Staples — 0.1%
Kraft Foods
5.625%, 11/01/11	851	857

Energy — 0.3%
Kerr-McGee
6.875%, 09/15/11	1,327	1,329
TransCanada PipeLines
6.350%, 05/15/67 (A)	1,000	1,008

		2,337

Financials — 0.8%
American Express
6.800%, 09/01/66 (A)	1,000	996
SLM MTN
8.450%, 06/15/18	2,000	2,118
6.250%, 01/25/16	500	511
Ventas Realty‡
4.750%, 06/01/21	2,000	1,928
WPP Finance UK
8.000%, 09/15/14	1,000	1,163

		6,716

Industrials — 0.6%
BNSF Funding Trust I
6.613%, 12/15/55 (A)	2,000	2,023
Legrand France
8.500%, 02/15/25	2,000	2,627

		4,650

Telecommunication Services — 1.0%
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,000	1,466
Michigan Bell Telephone
7.850%, 01/15/22	1,200	1,510
SBA Tower Trust
4.254%, 04/15/15 (B)	4,000	4,250
Telecom Italia Capital
6.175%, 06/18/14	500	504
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	1,033

		8,763

9	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Utilities — 0.1%
Dominion Resources
7.500%, 06/30/66 (A)	$1,000	$1,025

Total Corporate Obligations (Cost $35,089) ($ Thousands)		35,567

COLLATERALIZED DEBT OBLIGATIONS (A) (B) — 1.1%

Other Asset-Backed Securities — 1.1%
1776 CLO, Ser 2006-1A, Cl B
0.719%, 05/08/20	5,000	4,150
AMMC CDO, Ser 2004-3A
0.623%, 07/25/16	889	856
Gale Force CLO, Ser 2007-3A, Cl A1
0.490%, 04/19/21	2,600	2,386
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.622%, 02/17/17	1,810	1,737

Total Collateralized Debt Obligations (Cost $9,827) ($ Thousands)		9,129

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bills
0.025%, 10/13/11	450	450

Total U.S. Treasury Obligation (Cost $450) ($ Thousands)		450

CASH EQUIVALENT — 9.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A*
0.010%, 08/31/11	76,585,004	76,585

Total Cash Equivalent (Cost $76,585) ($ Thousands)		76,585

Total Investments — 99.4% (Cost $901,388)($ Thousands)†		$835,859

A summary of outstanding futures contracts held by the Fund at August 31, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(159)	Dec-11	$(30)
U.S. 10-Year Treasury Note	(192)	Dec-11	(58)
U.S. Long Treasury Bond	(35)	Dec-11	(17)

			$(105)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $841,085 ($ Thousands)

‡	Real Estate Investment Trust

*	Investment in affiliated security. Rate Shown is the 7-day effective yield as of August 31, 2011.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2011. The coupon on a step bond changes on a specified date.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FDIC — Federal Deposit Insurance Corporation

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

STRIPS — Separately Traded Registered Interest and Principal Securities

10	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

August 31, 2011

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$442,545	$—	$442,545
Asset-Backed Securities	—	271,583	—	271,583
Corporate Obligations	—	35,567	—	35,567
Collateralized Debt Obligations	—	9,129	—	9,129
U.S. Treasury Obligation	—	450	—	450
Cash Equivalent	76,585	—	—	76,585

Total Investments in Securities	$76,585	$759,274	$—	$835,859

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(105)	$—	$—	$(105)

*	Futures Contracts are valued at the unrealized appreciation on the instrument.

For the year ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

†	At August 31, 2011, the tax basis cost of the Fund’s investments was $901,388 ($Thousands), and the unrealized appreciation $6,472 ($ Thousands) and depreciation were ($72,001) ($ Thousands), respectively.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

11	SEI Alpha Strategy Portfolios, LP / Quarterly Report / August 31, 2011

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By:	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 21, 2011

By:	/s/ PETER RODRIGUEZ
Peter Rodriguez, Controller & CFO

Date: October 21, 2011